6. Investment in Limited Liability Company	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Investment in Limited Liability Company

The Company has an investment in a limited liability company, which owns approximately 33 percent of the office building the Company leases office space in Charlotte, North Carolina.  The Company’s investment represents an approximate 3 percent share of ownership in the limited liability company.  Based on the Company’s ownership percentage, the Company accounts for its investment using the cost method. Accordingly, the carrying value of $100,000 is equal to the capital contribution the Company has made.  Income is recognized when capital distributions are received by the Company and totaled $3,600 for each of the years ended December 31, 2015 and 2014.